Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Thornburg ($)	Compensation Actually Paid to Mr. Thornburg ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)($)	Adjusted Diluted EPS ($)(4)
					Total Shareholder Return ($)	S&P 1000 Utilities Index Total Shareholder Return ($)(3)
2024	4,045,212	1,809,440	1,411,736	1,084,127	77.40	123.90	93,967	2.93
2023	4,210,736	3,040,179	1,350,918	967,212	99.95	99.67	84,987	2.76
2022	3,185,995	4,590,645	992,647	1,043,718	121.57	104.34	73,828	2.37
2021	3,288,886	2,754,516	995,670	1,004,775	107.21	104.92	60,478	1.87
2020	3,213,749	2,323,211	1,509,541	887,589	99.57	86.71	61,515	2.24

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote	The following individuals are our other Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Eric Thornburg	Bruce Hauk, Kristen Johnson, Tanya Moniz-Witten, and Andrew Walters
2023	Eric Thornburg	Willie Brown, Bruce Hauk, Kristen Johnson, and Andrew Walters
2022	Eric Thornburg	Andrew Gere, Bruce Hauk, Kristen Johnson, James Lynch, Andrew Walters, and Maureen Westbrook
2021	Eric Thornburg	Andrew Gere, James Lynch, Andrew Walters, and Maureen Westbrook
2020	Eric Thornburg	Andrew Gere, James Lynch, Suzy Papazian, and Andrew Walters

PEO Total Compensation Amount	$ 4,045,212	$ 4,210,736	$ 3,185,995	$ 3,288,886	$ 3,213,749
PEO Actually Paid Compensation Amount	$ 1,809,440	3,040,179	4,590,645	2,754,516	2,323,211
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023		2024
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,152,286)	(269,674)	(1,282,631)	(262,473)	(1,692,981)	(311,991)	(1,709,660)	(287,875)	(1,670,168)	(390,421)

	2020		2021		2022		2023		2024
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,018,166	241,679	1,242,978	262,208	2,197,855	261,303	1,376,320	233,398	928,369	279,873
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	8,019	—	7,200	—	6,299	—	6,795
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(170,466)	(41,443)	(215,751)	(20,597)	316,753	23,261	(459,915)	(73,131)	(639,460)	(73,661)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,171)	(17,437)	(128,319)	(8,834)	136,732	(220)	(213,231)	(25,328)	(657,019)	(65,131)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(202,059)	(43,685)	—	—	—	(28,750)	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—		—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(791,763)	(632,101)	(634,950)	(84,225)	(49,697)	(6,469)	(688,654)	(297,356)	(748,516)	(146,317)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	414,041	128,210	484,303	103,258	495,988	106,739	524,583	57,427	551,022	58,151

	2020		2021		2022		2023		2024
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified	—	12,499	—	11,749	—	—	—	2,860	—	3,102
TOTAL ADJUSTMENTS	(890,538)	(621,952)	(534,370)	9,105	1,404,650	51,073	(1,170,557)	(383,706)	(2,235,772)	(327,609)

Non-PEO NEO Average Total Compensation Amount	$ 1,411,736	1,350,918	992,647	995,670	1,509,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,084,127	967,212	1,043,718	1,004,775	887,589
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023		2024
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,152,286)	(269,674)	(1,282,631)	(262,473)	(1,692,981)	(311,991)	(1,709,660)	(287,875)	(1,670,168)	(390,421)

	2020		2021		2022		2023		2024
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,018,166	241,679	1,242,978	262,208	2,197,855	261,303	1,376,320	233,398	928,369	279,873
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	8,019	—	7,200	—	6,299	—	6,795
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(170,466)	(41,443)	(215,751)	(20,597)	316,753	23,261	(459,915)	(73,131)	(639,460)	(73,661)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,171)	(17,437)	(128,319)	(8,834)	136,732	(220)	(213,231)	(25,328)	(657,019)	(65,131)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(202,059)	(43,685)	—	—	—	(28,750)	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—		—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(791,763)	(632,101)	(634,950)	(84,225)	(49,697)	(6,469)	(688,654)	(297,356)	(748,516)	(146,317)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	414,041	128,210	484,303	103,258	495,988	106,739	524,583	57,427	551,022	58,151

	2020		2021		2022		2023		2024
Adjustments	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs	Mr. Thornburg	Average non-CEO NEOs
Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified	—	12,499	—	11,749	—	—	—	2,860	—	3,102
TOTAL ADJUSTMENTS	(890,538)	(621,952)	(534,370)	9,105	1,404,650	51,073	(1,170,557)	(383,706)	(2,235,772)	(327,609)

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures
The line graphs below compare: (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures
The line graphs below compare: (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures
The line graphs below compare: (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures
The line graphs below compare: (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining named executive officers, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our Net Income, and (v) our Adjusted Diluted EPS, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table	Adjusted diluted EPS; •Capital additions; •Customer satisfaction; •Employee satisfaction; •Environmental leadership – water quality; •Return on equity; and •rTSR percentile positioning.
Total Shareholder Return Amount	$ 77.40	99.95	121.57	107.21	99.57
Peer Group Total Shareholder Return Amount	123.90	99.67	104.34	104.92	86.71
Net Income (Loss)	$ 93,967,000	$ 84,987,000	$ 73,828,000	$ 60,478,000	$ 61,515,000
Company Selected Measure Amount | $ / shares	2.93	2.76	2.37	1.87	2.24
PEO Name	Eric Thornburg	Eric Thornburg	Eric Thornburg	Eric Thornburg	Eric Thornburg
Additional 402(v) Disclosure	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1000 Utilities Index is the same index we use in our relative TSR plan to help determine compensation for our named executive officers and is described as such in the Compensation Discussion and Analysis section.
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted diluted EPS
Non-GAAP Measure Description	Adjusted Diluted EPS is a non-GAAP measure that is derived from diluted earnings per share reported in SJW Group's audited financial statements adjusted to exclude certain compensation-related items, gains and losses on asset sales, changes in the fair value of equity investments, impairments of long-lived assets, and acquisition-related costs. Adjusted Diluted EPS presented above is calculated as defined in SJW Group's incentive plans which may provide for different adjustments compared to the adjustments the Corporation uses to calculate Adjusted Diluted EPS that is presented in earnings releases, investor presentations, and other external communications. Refer to Appendix A of this Proxy Statement for a reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	•Capital additions
Measure:: 3
Pay vs Performance Disclosure
Name	•Customer satisfaction
Measure:: 4
Pay vs Performance Disclosure
Name	•Employee satisfaction
Measure:: 5
Pay vs Performance Disclosure
Name	•Environmental leadership – water quality
Measure:: 6
Pay vs Performance Disclosure
Name	•Return on equity
Measure:: 7
Pay vs Performance Disclosure
Name	•rTSR percentile positioning
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,235,772)	$ (1,170,557)	$ 1,404,650	$ (534,370)	$ (890,538)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(748,516)	(688,654)	(49,697)	(634,950)	(791,763)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,022	524,583	495,988	484,303	414,041
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,670,168)	(1,709,660)	(1,692,981)	(1,282,631)	(1,152,286)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	928,369	1,376,320	2,197,855	1,242,978	1,018,166
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(639,460)	(459,915)	316,753	(215,751)	(170,466)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(657,019)	(213,231)	136,732	(128,319)	(6,171)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(202,059)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,609)	(383,706)	51,073	9,105	(621,952)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,317)	(297,356)	(6,469)	(84,225)	(632,101)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,151	57,427	106,739	103,258	128,210
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,421)	(287,875)	(311,991)	(262,473)	(269,674)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,873	233,398	261,303	262,208	241,679
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,661)	(73,131)	23,261	(20,597)	(41,443)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,795	6,299	7,200	8,019	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,131)	(25,328)	(220)	(8,834)	(17,437)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(28,750)	0	(43,685)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards, Award Modifications During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Increase for Above-Market or Preferential Earnings on Deferred Compensation that is not Tax Qualified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,102	$ 2,860	$ 0	$ 11,749	$ 12,499